Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Table of Cash and Cash Equivalents

	December 31, 2019	December 31, 2018
BCRA - Unrestricted current account	107,501,151	116,149,580
Cash	46,723,972	23,952,983
Balances with other local and foreign institutions	2,034,787	12,353,746

TOTAL	156,259,910	152,456,309